CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (69,068)	$ (89,532)	$ (28,695)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	168	161	42
Reduction in the carrying amount of the right-of-use assets	1,494
Impairment of property and equipment	503
Allowances for doubtful accounts	214
Write-offs of prepaid expenses and other current assets	22,282
Impairment of goodwill	74,091	0	0
Write down of inventory	17,826
Gain on disposal of subsidiary	(710)
Noncash interest expenses	2,347
Share-based compensation	3,813	11,436	4,502
Allowances for financing receivable losses	2,158	11,074	12,745
Fair value change in contingent consideration	(65,594)	30,460	2,601
Loss on disposal of equipment	58	8
Write-offs of inventory related to Ji'nan Dealership		5,912
Provision for inventory		200
Write-offs for advance to supplier related to Ji'nan Dealership		16,840
Changes in operating assets and liabilities:
Accounts receivable	1,043	(229)	(1,114)
Financing receivable		2	(321)
Prepaid expenses and other current assets	(12,527)	(22,967)	(20,048)
Inventory	18,420	30,150	(67,166)
Right-of-use lease assets	(3,776)
Accounts payable	847	2,426	(13,592)
Amounts due from/to related parties		4,937	2,027
Lease liabilities - current	1,807
Accrued expenses and other current liabilities	5,380	395	4,122
Advance from customers	(2,378)	(2,275)	6,375
Income tax payable	(2,270)	796	1,702
Lease liabilities - noncurrent	821
Payable to investors		(4,691)	(4,048)
Net cash used in operating activities	(4,745)	(9,749)	(73,684)
Cash flows from investing activities:
Proceeds from principal repayments of financing receivable	1,291	109,701	925,709
Payments to provide financing receivable		(5)	(748,486)
Purchases of property and equipment	(68)	(764)	(21)
Loan to related parties			(9,337)
Proceeds from repayment of related party loans			8,871
Loans to a third party			(2,220)
Cash disposed of from deconsolidation of subsidiaries			(17)
Acquisition of business, net of cash acquired		(9,950)	(12,088)
Net cash provided by investing activities	1,223	98,982	162,411
Cash flows from financing activities:
Proceeds from convertible loan	21,000
Proceeds from issuance of units	7,500
Cash acquired in the reverse recapitalization	6
Proceeds from investors		57,767	1,568,938
Payment to investors		(187,908)	(1,680,932)
Repayment of borrowings	(51,214)	(107,500)	(14,060)
Proceeds from borrowings	18,166	71,640	92,498
Repayment of advances from related parties	(116,821)	(143,447)	(75,223)
Proceeds from advances from related parties	115,035	159,938	35,577
Capital injection by noncontrolling shareholders		10,873	13,468
Net cash used in financing activities	(6,328)	(138,637)	(59,734)
Net increase (decrease) in cash and restricted cash	(9,850)	(49,404)	28,993
Cash and restricted cash at beginning of year	13,768	64,447	34,985
Effect of exchange rate changes	(728)	(1,275)	469
Cash and restricted cash at end of year	3,190	13,768	64,447
Supplemental schedule of cash flows information:
Interest paid	1,710	7,448	7,741
Income taxes paid	254	1	177
Schedule of non-cash investing and financing activities:
Contingent consideration		14,113	62,493
Beneficial conversion feature of a convertible loan	2,128
Conversion of convertible loans to units and ordinary shares, including interest of $219	21,219
Acquisition of non-controlling interest	1,512	3,460	29,664
Acquisition consideration payable			9,439
Acquisition of business settled by forgiveness of financing receivable		$ 1,428	$ 21,201
Net liabilities acquired in the reverse recapitalization, excluding cash acquired	5,053
Net assets disposal of a dealership	62
Liabilities waived by Renren Inc.	76,007
Contingent liabilities assumed by Renren Inc.	$ 42,542